Note Payable (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 12, 2020	Jul. 09, 2019	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 23, 2019	May 25, 2019	Jan. 09, 2014
Accrued interest payable			$ 5,782		$ 28,306
Gain on Debt Cancellation				$ 168,048	0
Note Payable				0	70,000
Notes Receivable				40,000
Dan Nguyen [Member]
Note Payable								$ 1,666,667
Interest Rate								5.00%
Edward Manolos [Member]
Note Payable								$ 1,666,667
Interest Rate								5.00%
Shareholder [Member]
Note Payable									$ 70,000
Interest Rate									10.00%
Default annual rate									10.00%
Consulting Agreement [Member]
Options for repayment, description	[a] an Alternative Payment Stake Option equal to a 8.5% (or a pro-rated amount if the debt has been partially paid) fully diluted ownership position in the Company after August 4, 2020; or [b] a Buy Out Option, anytime after the note has been outstanding for at least one year, equal to the total outstanding shares of the Company on the day of election, times 8.5% times the average closing price of the Company's common stock over the preceding 30 trading days, times 40% (due and payable within 90 days). Anti-dilution rights are provided for five years on the Compensation note and for 182 days after conversion to an Alternative Payment Stake. The note includes a Leak Out provision, should the Alternative Payment Stake option be elected, whereby no more than 30% of the holdings may be sold during the first 30 days after clearance for trading and no more than 25% of the remaining shares sold during any subsequent 30-day period.
Split Tee [Member]
Interest rate		10.00%
Consulting fee		$ 5,000
Notes Receivable		$ 20,000		$ 20,000			$ 20,000
Sellers Acquisition Promissory Notes [Member]
Principal amount	$ 500,000
Interest rate	8.00%
Maturity date	May 31, 2020
Carrying value			500,000
Accrued interest payable			1,792
Options for repayment, description	[a] an Alternative Payment Stake Option equal to a 6.75%, 6.75% and 1.5% (or a pro-rated amount if the debt has been partially paid) fully diluted ownership position in the Company after August 4, 2020, August 12, 2020 and August 30, 2020, respectively; or [b] a Buy Out Option, anytime after the note has been outstanding for at least one year, equal to the total outstanding shares of the Company on the day of election, times 6.75%, 6.75% and 1.5%, respectively, times the average closing price of the Company's common stock over the preceding 30 trading days, times 40% (due and payable within 90 days). Anti-dilution rights are provided for five years on the Sellers Acquisition notes and for 182 days after conversion to an Alternative Payment Stake. The notes include a Leak Out provision, should the Alternative Payment Stake option be elected, whereby no more than 30% of the holdings may be sold during the first 30 days after clearance for trading and no more than 25% of the remaining shares sold during any subsequent 30-day period.
Sellers Acquisition Promissory Notes [Member] | Tranches [Member]
Principal amount			$ 450,000
Interest rate			8.00%
Sellers Acquisition Promissory Notes [Member] | Tranches One [Member]
Principal amount			$ 50,000
Interest rate			5.00%
Sellers Acquisition Promissory Notes [Member] | Tranches Two [Member]
Principal amount			$ 225,000
Compensation Promissory Note [Member] | Consulting Agreement [Member] | Consultant [Member]
Principal amount	$ 100,000
Interest rate	8.00%
Maturity date	Aug. 04, 2020
Carrying value			100,000
Accrued interest payable			$ 373
Notes Payable [Member]
Interest Expense					$ 6,999	$ 6,999